Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2024
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$29,660	$(439)	$29,221
Less current portion	635	(60)	575
Long-term debt	$29,025	$(379)	$28,646
	December 31, 2023
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$30,257	$(499)	$29,758
Less current portion	598	(60)	538
Long-term debt	$29,659	$(439)	$29,220

Schedule of Maturities of Long-Term Debt [Table Text Block]
2025	$635
2026	3,874
2027	715
2028	759
2029	806
Thereafter	26,071
Total	$32,860